Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Concentration and risks
Revenues	$ 339,065,455	$ 108,899,479
Accounts receivable, net	29,083,216		$ 27,254,634
Sales and marketing expenses	316,276,383	93,533,363
Accounts payable	64,805,107		$ 37,877,800
Customer concentration risk | Revenue | Company A
Concentration and risks
Revenues		$ 21,335,698
Concentration risk (as a percent)		20.00%
Customer concentration risk | Revenue | Company B
Concentration and risks
Revenues		$ 21,731,172
Concentration risk (as a percent)		20.00%
Customer concentration risk | Revenue | Company C
Concentration and risks
Revenues		$ 11,088,217
Concentration risk (as a percent)		10.00%
Customer concentration risk | Revenue | Company D
Concentration and risks
Revenues		$ 16,873,890
Concentration risk (as a percent)		16.00%
Customer concentration risk | Revenue | Company E
Concentration and risks
Revenues	$ 91,588,390
Concentration risk (as a percent)	27.00%
Customer concentration risk | Accounts receivables | Company B
Concentration and risks
Concentration risk (as a percent)		62.00%
Accounts receivable, net		$ 17,944,840
Customer concentration risk | Accounts receivables | Company C
Concentration and risks
Concentration risk (as a percent)		14.00%
Accounts receivable, net		$ 4,142,638
Customer concentration risk | Accounts receivables | Company D
Concentration and risks
Concentration risk (as a percent)		13.00%
Accounts receivable, net		$ 3,840,005
Customer concentration risk | Accounts receivables | Company E
Concentration and risks
Concentration risk (as a percent)	40.00%
Accounts receivable, net	$ 12,354,156
Customer concentration risk | Accounts receivables | Company F
Concentration and risks
Concentration risk (as a percent)	32.00%
Accounts receivable, net	$ 9,824,384
Vendor concentration risk | Sales and marketing expenses | Company G
Concentration and risks
Concentration risk (as a percent)		12.00%
Sales and marketing expenses		$ 11,080,305
Vendor concentration risk | Sales and marketing expenses | Company H
Concentration and risks
Concentration risk (as a percent)		12.00%
Sales and marketing expenses		$ 10,853,930
Vendor concentration risk | Sales and marketing expenses | Company I
Concentration and risks
Concentration risk (as a percent)	13.00%
Sales and marketing expenses	$ 41,804,056
Vendor concentration risk | Accounts payable | Company H
Concentration and risks
Concentration risk (as a percent)	13.00%
Accounts payable	$ 8,433,642
Vendor concentration risk | Accounts payable | Company J
Concentration and risks
Concentration risk (as a percent)	11.00%
Accounts payable	$ 7,378,433